Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 15, 2012
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 15, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 15, 2012
Prospectus Date	rr_ProspectusDate	Jan. 01, 2012
Supplement Text Block	wells_SupplementTextBlock

SUPPLEMENT TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
Wells Fargo Advantage High Yield Bond Fund (the "Fund")

Effective August 31, 2012, the Fund's prospectuses are amended as described below.

(Wells Fargo Advantage High Yield Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	wells_SupplementTextBlock	In the summary section for the Fund, the following replaces the paragraphs contained in the section entitled "Principal Investment Strategies":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in debt securities that are below-investment grade.

We invest principally in below investment-grade debt securities (often called "high yield" securities or "junk bonds") of corporate issuers. These include traditional corporate bonds as well as convertible bonds. These securities may have fixed, floating or variable rates. We may invest in below investment-grade debt securities of any credit quality. The average credit quality of the Fund's portfolio is expected to be equivalent to B or higher based on the credit ratings assigned to underlying securities by Moody's, Standard & Poor's, from other Nationally Recognized Statistical Ratings Organizations, or our credit quality assessment of the underlying securities. We do not manage the Fund's portfolio to a specific maturity or duration.

Securities in the Fund's portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.

We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries). Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility.

We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk Narrative Supplement - Text Block	wells_SupplementTextBlock_03	In the sections entitled "Principal Investment Risks" and "Principal Risk Factors," references to Loan Risk with the respect to the Fund are removed.